Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of our consolidated income taxes before extraordinary items as reported are as follows:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Federal:
Current	$20	$(134)	$(575)
Deferred	786	760	1,171
Total Federal	806	626	596

State and Local:
Current	37	(20)	(76)
Deferred	(25)	38	55
Total State and Local	12	18	(21)

International:
Current	-	(1)	-
Deferred	-	-	-
Total International	-	(1)	-

Income Tax Expense	$818	$643	$575

The following is a reconciliation of our consolidated difference between the amount of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported.

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Net Income	$1,949	$1,218	$1,365
Extraordinary Items, Net of Tax of $(112) million and $3 million in 2011
and 2009, respectively	(373)	-	5
Income Before Extraordinary Items	1,576	1,218	1,370
Income Tax Expense	818	643	575
Pretax Income	$2,394	$1,861	$1,945

Income Taxes on Pretax Income at Statutory Rate (35%)	$838	$651	$681
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	41	47	31
Investment Tax Credits, Net	(15)	(16)	(19)
Energy Production Credits	(18)	(20)	(15)
State and Local Income Taxes, Net	(22)	11	(14)
Removal Costs	(20)	(19)	(19)
AFUDC	(42)	(33)	(36)
Medicare Subsidy	1	12	(11)
Valuation Allowance	86	-	-
Tax Reserve Adjustments	2	(16)	(6)
Other	(33)	26	(17)
Income Tax Expense	$818	$643	$575

Effective Income Tax Rate	34.2%	34.6%	29.6%

The following table shows elements of the net deferred tax liability and significant temporary differences:

	December 31,
	2011	2010

	(in millions)
Deferred Tax Assets	$2,855	$2,519
Deferred Tax Liabilities	(11,185)	(10,009)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

Property Related Temporary Differences	$(5,963)	$(5,301)
Amounts Due from Customers for Future Federal Income Taxes	(259)	(250)
Deferred State Income Taxes	(668)	(622)
Securitized Transition Assets	(621)	(651)
Regulatory Assets	(1,208)	(867)
Postretirement Benefits	424	356
Accrued Pensions	149	218
Deferred Income Taxes on Other Comprehensive Loss	254	207
Accrued Nuclear Decommissioning	(436)	(395)
Net Operating Loss Carryforward	125	-
Tax Credit Carryforward	182	-
Valuation Allowance	(86)	-
All Other, Net	(223)	(185)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

We are no longer subject to U.S. federal examination for years before 2009. We completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, we accrue interest on these uncertain tax positions. We are not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

We, along with our subsidiaries, file income tax returns in various state, local and foreign jurisdictions. These taxing authorities routinely examine our tax returns and we are currently under examination in several state and local jurisdictions. We believe that we have filed tax returns with positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and the ultimate resolution of these audits will not materially impact net income. With few exceptions, we are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, we sustained a federal net income tax operating loss of $226 million driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. We also had state net income tax operating loss carryforwards as indicated in the table below. As a result, we accrued deferred federal, state and local income tax benefits in 2011. We expect to realize the federal, state and local cash flow benefit in future periods as there was insufficient capacity in prior periods to carry the net operating loss back. We anticipate future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration

	(in millions)
Oklahoma	$135	2031
Tennessee	13	2026
Virginia	358	2031
West Virginia	511	2031

We sustained federal, state and local net income tax operating losses in 2009 driven primarily by bonus depreciation, a change in tax accounting method related to units of property and other book versus tax temporary differences. As a result, we accrued current federal, state and local income tax benefits in 2009. We realized the federal cash flow benefit in 2010 as there was sufficient capacity in prior periods to carry the net operating loss back. Most of our state and local jurisdictions do not provide for a net operating loss carry back, therefore the state and local losses were carried forward to future periods.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2009 and 2011 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. At December 31, 2011, we have total federal tax credit carryforwards of $182 million and total state tax credit carryforwards of $74 million, not all of which are subject to an expiration date. If these credits are not utilized, the federal general business tax credits of $81 million will expire in the years 2028 through 2031 and the state coal tax credits of $29 million will expire in the years 2013 through 2021.

We anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. We do not anticipate state taxable income will be sufficient in future periods to realize the tax benefits of all state income tax credits before they expire unused and we have provided a valuation allowance accordingly.

Valuation Allowance

We assess past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30 million for state tax credits, net of federal tax, and $56 million for an unrealized capital loss has been recorded in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as our projections for growth.

For a discussion of the tax implications of the unrealized capital loss resulting from our settlement with BOA and Enron, see “Enron Bankruptcy” section of Note 5.

Uncertain Tax Positions

We recognize interest accruals related to uncertain tax positions in interest income or expense, as applicable, and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following table shows amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Interest Expense	$8	$8	$1
Interest Income	22	11	5
Reversal of Prior Period Interest Expense	13	5	5

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	December 31,
	2011	2010

	(in millions)
Accrual for Receipt of Interest	$13	$42
Accrual for Payment of Interest and Penalties	6	21

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009

	(in millions)
Balance at January 1,	$219	$237	$237
Increase - Tax Positions Taken During a Prior Period	51	40	56
Decrease - Tax Positions Taken During a Prior Period	(43)	(43)	(65)
Increase - Tax Positions Taken During the Current Year	10	-	16
Decrease - Tax Positions Taken During the Current Year	-	(6)	-
Increase - Settlements with Taxing Authorities	-	-	1
Decrease - Settlements with Taxing Authorities	(31)	(2)	-
Decrease - Lapse of the Applicable Statute of Limitations	(38)	(7)	(8)
Balance at December 31,	$168	$219	$237

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $111 million, $112 million and $137 million for 2011, 2010 and 2009, respectively. We believe there will be no significant net increase or decrease in unrecognized tax benefits within 12 months of the reporting date.

Federal Tax Legislation

Under the Energy Tax Incentives Act of 2005, we filed applications with the United States Department of Energy and the IRS in 2008 for the West Virginia IGCC project and in July 2008 the IRS allocated the project $134 million in credits. In September 2008, we entered into a memorandum of understanding with the IRS concerning the requirements of claiming the credits. We had until July 2010 to meet certain minimum requirements under the agreement with the IRS or the credits would be forfeited. In July 2010, we forfeited the allocated tax credits.

The American Recovery and Reinvestment Tax Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to the 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit of $419 million.

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded in March 2010. This reduction did not materially affect our cash flows or financial condition. For the year ended December 31, 2010, deferred tax assets decreased $56 million, partially offset by recording net tax regulatory assets of $35 million in our jurisdictions with regulated operations, resulting in a decrease in net income of $21 million.

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions will not have a material impact on net income or financial condition but had a favorable impact on cash flows of $318 million in 2010.

In December of 2011 the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on either net income or cash flow in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation

Ohio House Bill 66 of 2005 imposed a commercial activity tax at a fully phased-in rate of 0.26% on all Ohio gross receipts. The tax was phased-in over a five-year period that began July 1, 2005 at 23% of the full 0.26% rate. As a result of this tax, expenses of approximately $14 million, $13 million and $11 million were recorded in 2011, 2010 and 2009, respectively, in Taxes Other Than Income Taxes.

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the state had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

APCo	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$162,758	$136,668	$155,814
Income Tax Expense	89,860	74,230	45,449
Pretax Income	$252,618	$210,898	$201,263

Income Taxes on Pretax Income at Statutory Rate (35%)	$88,416	$73,814	$70,442
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	17,923	18,134	11,357
AFUDC	(5,314)	(1,860)	(4,469)
Removal Costs	(4,447)	(6,709)	(6,424)
Investment Tax Credits, Net	(2,569)	(3,967)	(4,093)
State and Local Income Taxes, Net	(35,532)	(7,189)	(15,821)
Medicare Subsidy	4,908	(1,159)	(1,665)
Valuation Allowance	30,541	-	-
Conservation Easement	-	-	(5,250)
Other	(4,066)	3,166	1,372
Income Tax Expense	$89,860	$74,230	$45,449

Effective Income Tax Rate	35.6%	35.2%	22.6%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$591,379	$417,393
Deferred Tax Liabilities	(2,341,814)	(2,103,645)
Net Deferred Tax Liabilities	$(1,750,435)	$(1,686,252)

Property Related Temporary Differences	$(1,303,698)	$(1,151,667)
Amounts Due from Customers for Future Federal Income Taxes	(95,960)	(104,995)
Deferred State Income Taxes	(235,296)	(242,579)
Deferred Income Taxes on Other Comprehensive Loss	31,523	25,859
Deferred Fuel and Purchased Power	(131,137)	(129,671)
Accrued Pensions	45,782	52,406
Regulatory Assets	(194,161)	(179,686)
Postretirement Benefits	61,109	54,484
Net Operating Loss Carryforward	88,721	-
Tax Credit Carryforward	37,850	-
Valuation Allowance	(30,541)	-
All Other, Net	(24,627)	(10,403)
Net Deferred Tax Liabilities	$(1,750,435)	$(1,686,252)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$13,406	2026
APCo	Virginia	358,469	2031
APCo	West Virginia	468,621	2031
OPCo	West Virginia	41,932	2031
PSO	Oklahoma	134,536	2031

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo

Under the Energy Tax Incentives Act of 2005, AEP filed applications with the United States Department of Energy and the IRS in 2008 for the West Virginia IGCC project and in July 2008 the IRS allocated the project $134 million in credits. In September 2008, AEP entered into a memorandum of understanding with the IRS concerning the requirements of claiming the credits. AEP had until July 2010 to meet certain minimum requirements under the agreement with the IRS or the credits would be forfeited. In July 2010, AEP forfeited the allocated tax credits.

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the State had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

I&M	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$149,674	$126,091	$216,310
Income Tax Expense	51,760	63,426	81,037
Pretax Income	$201,434	$189,517	$297,347

Income Taxes on Pretax Income at Statutory Rate (35%)	$70,502	$66,331	$104,071
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	7,895	11,419	9,550
Nuclear Fuel Disposal Costs	(1,400)	(1,655)	(3,249)
AFUDC	(9,223)	(9,032)	(7,413)
Removal Costs	(5,566)	(3,663)	(5,960)
Investment Tax Credits, Net	(2,783)	(2,316)	(2,316)
State and Local Income Taxes, Net	(1,376)	3,966	(15,059)
Other	(6,289)	(1,624)	1,413
Income Tax Expense	$51,760	$63,426	$81,037

Effective Income Tax Rate	25.7%	33.5%	27.3%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

I&M	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$773,679	$751,455
Deferred Tax Liabilities	(1,700,182)	(1,530,993)
Net Deferred Tax Liabilities	$(926,503)	$(779,538)

Property Related Temporary Differences	$(305,400)	$(246,395)
Amounts Due from Customers for Future Federal Income Taxes	(28,551)	(27,932)
Deferred State Income Taxes	(107,497)	(79,522)
Deferred Income Taxes on Other Comprehensive Loss	15,196	11,248
Accrued Nuclear Decommissioning	(435,916)	(394,441)
Postretirement Benefits	51,037	41,727
Accrued Pensions	27,819	36,564
Regulatory Assets	(116,474)	(108,842)
All Other, Net	(26,717)	(11,945)
Net Deferred Tax Liabilities	$(926,503)	$(779,538)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the State had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

OPCo	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$464,993	$541,616	$580,276
Income Tax Expense	213,697	301,306	310,195
Pretax Income	$678,690	$842,922	$890,471

Income Taxes on Pretax Income at Statutory Rate (35%)	$237,542	$295,023	$311,665
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	6,368	11,443	9,146
Investment Tax Credits, Net	(2,380)	(2,928)	(2,929)
State and Local Income Taxes, Net	(3,222)	906	7,646
Parent Company Loss Benefit	(7,117)	(9,583)	(2,986)
Tax Reserve Adjustments	(1,759)	(620)	(1,713)
Other	(15,735)	7,065	(10,634)
Income Tax Expense	$213,697	$301,306	$310,195

Effective Income Tax Rate	31.5%	35.7%	34.8%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

OPCo	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$574,007	$434,066
Deferred Tax Liabilities	(2,834,046)	(2,602,853)
Net Deferred Tax Liabilities	$(2,260,039)	$(2,168,787)

Property Related Temporary Differences	$(1,966,581)	$(1,839,786)
Amounts Due from Customers for Future Federal Income Taxes	(59,699)	(57,519)
Deferred State Income Taxes	(98,093)	(106,759)
Deferred Income Taxes on Other Comprehensive Loss	106,466	97,006
Deferred Fuel and Purchased Power	(194,509)	(182,794)
Postretirement Benefits	74,447	56,224
Accrued Pensions	(30,853)	(1,925)
Regulatory Assets	(205,925)	(149,842)
All Other, Net	114,708	16,608
Net Deferred Tax Liabilities	$(2,260,039)	$(2,168,787)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$13,406	2026
APCo	Virginia	358,469	2031
APCo	West Virginia	468,621	2031
OPCo	West Virginia	41,932	2031
PSO	Oklahoma	134,536	2031

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

The Ohio legislation also imposed a new commercial activity tax at a fully phased-in rate of 0.26% on all Ohio gross receipts. The tax was phased-in over a five-year period that began July 1, 2005 at 23% of the full 0.26% rate. As a result of this tax, expenses of approximately $12 million, $11 million and $10 million for OPCo were recorded in 2011, 2010 and 2009, respectively, in Taxes Other Than Income Taxes.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the State had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition.

Public Service Co Of Oklahoma [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

PSO	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$124,628	$72,787	$75,602
Income Tax Expense	67,629	50,100	43,921
Pretax Income	$192,257	$122,887	$119,523

Income Taxes on Pretax Income at Statutory Rate (35%)	$67,290	$43,010	$41,833
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	(165)	(166)	(174)
Investment Tax Credits, Net	(781)	(781)	(770)
State and Local Income Taxes, Net	4,744	10,307	6,025
Other	(3,459)	(2,270)	(2,993)
Income Tax Expense	$67,629	$50,100	$43,921

Effective Income Tax Rate	35.2%	40.8%	36.7%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

PSO	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$121,181	$90,750
Deferred Tax Liabilities	(840,631)	(751,592)
Net Deferred Tax Liabilities	$(719,450)	$(660,842)

Property Related Temporary Differences	$(626,456)	$(561,364)
Amounts Due from Customers for Future Federal Income Taxes	(1,023)	(242)
Deferred State Income Taxes	(89,605)	(76,254)
Deferred Income Taxes on Other Comprehensive Loss	(3,849)	(4,574)
Postretirement Benefits	25,607	20,858
DFIT on DSIT	36,018	31,345
Accrued Pensions	12,978	18,389
Regulatory Assets	(77,016)	(74,404)
Net Operating Loss Carryforward	5,247	-
Tax Credit Carryforward	6,872	-
All Other, Net	(8,223)	(14,596)
Net Deferred Tax Liabilities	$(719,450)	$(660,842)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$13,406	2026
APCo	Virginia	358,469	2031
APCo	West Virginia	468,621	2031
OPCo	West Virginia	41,932	2031
PSO	Oklahoma	134,536	2031

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

Southwestern Electric Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

SWEPCo	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$165,126	$146,684	$117,203
Extraordinary Item, Net of Tax of $2,867 in 2009	-	-	5,325
Income Tax Expense	56,903	64,214	17,511
Pretax Income	$222,029	$210,898	$140,039

Income Taxes on Pretax Income at Statutory Rate (35%)	$77,710	$73,814	$49,014
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	(7)	1,223	1,506
Depletion	(1,506)	(1,506)	(3,150)
AFUDC	(16,962)	(15,856)	(16,243)
Investment Tax Credits, Net	(550)	(1,484)	(3,542)
State and Local Income Taxes, Net	4,004	(637)	647
Parent Company Loss Benefit	(1,948)	-	(4,232)
Other	(3,838)	8,660	(6,489)
Income Tax Expense	$56,903	$64,214	$17,511

Effective Income Tax Rate	25.6%	30.4%	12.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

SWEPCo	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$143,200	$104,444
Deferred Tax Liabilities	(800,673)	(713,248)
Net Deferred Tax Liabilities	$(657,473)	$(608,804)

Property Related Temporary Differences	$(588,612)	$(521,210)
Amounts Due from Customers for Future Federal Income Taxes	(36,289)	(25,800)
Deferred State Income Taxes	(70,211)	(56,315)
Deferred Income Taxes on Other Comprehensive Loss	14,440	6,726
Postretirement Benefits	21,654	17,589
Impairment Loss - Turk Plant	17,150	-
Accrued Pensions	5,861	9,821
Regulatory Assets	(35,349)	(41,956)
All Other, Net	13,883	2,341
Net Deferred Tax Liabilities	$(657,473)	$(608,804)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.